SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment
		Argentina		Colombia		Mexico		United States of America		Other		Total
		$		$		$		$		$		$
December 31, 2020:
Current assets		679,144		448,193		465,316		1,938		96,650		1,691,241
Property and equipment		2,680,675		2,989,580		437,596		51,278		15,999		6,175,128
Other non-current assets		773,279		976,278		135,876		—		1,357,658		3,243,091
Total assets		4,133,098		4,414,051		1,038,787		53,216		1,470,307		11,109,460
Revenues:
Tower rental revenue		945,647		550,418		278,281		—		—		1,774,346
Service revenue		—		—		—		346,317		626,319		972,636
Sales revenue		1,244,773		14,439		5,119,888		—		—		6,379,100
Total revenues		2,190,420		564,857		5,398,169		346,317		626,319		9,126,082
Net income (loss)		(2,388,551)		328,258		1,078,190		1,261,084		(3,953,285)		(3,674,304)
								United States of
		Argentina		Colombia		Mexico		America		Other		Total
	$		$		$		$		$		$
December 31, 2019:
Current assets		1,846,046		532,959		298,605		268,518		13,779		2,959,907
Property and equipment		3,390,632		1,997,048		3,243,634		85,612		15,120		8,732,046
Other non-current assets		669,687		808,973		1,204,380		5,328		1,620,728		4,309,096
Total assets		5,930,365		3,338,980		4,746,619		359,458		1,649,627		16,001,049
Revenues:
Tower rental revenue		1,102,810		292,848		244,978		—		—		1,640,636
Service revenue		—		—		—		561,759		—		561,759
Sales revenue		—		3,069,670		141,529		—		—		3,211,199
Total revenues		1,102,810		3,362,518		386,507		561,759		—		5,413,594
Net income (loss)		(4,042,521)		1,249,291		(994,550)		(1,322,940)		(3,036,548)		(8,147,268)